Market Volatility Assumption Varies by Fund Type and Grades from a Current Volatility to Long-Term Assumption (Detail) - Guaranteed Minimum Accumulation And Withdrawal Benefit	Dec. 31, 2015	Dec. 31, 2014
Large Cap
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility assumption	17.60%	16.60%
Large Cap | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility assumption	18.10%	18.20%
Bonds
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility assumption	3.40%	3.40%
Bonds | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility assumption	3.90%	3.90%
International
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility assumption	17.90%	16.30%
International | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility assumption	23.10%	23.70%
Small Cap
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility assumption	20.80%	21.30%
Small Cap | Maximum
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Volatility assumption	21.30%	21.20%